Statement of Net Assets Available for Benefits - EBP 044 - USD ($)	Apr. 30, 2026	Apr. 30, 2025
Investments:
Total investments	$ 1,858,199,698	$ 1,545,497,923
Receivables:
Net assets available for benefits	1,903,612,158	1,587,360,148
EBP, Participant-Directed
Investments:
Total investments	1,858,199,698	1,545,497,923
Receivables:
Employer contributions	5,053,019	4,587,241
Accrued dividends and interest	2,692,709	2,677,748
Notes receivable from participants	37,666,732	34,597,236
Total receivables	45,412,460	41,862,225
Net assets available for benefits	1,903,612,158	1,587,360,148
EBP, Participant-Directed | Investments, at fair value
Investments:
Total investments	1,502,211,314	1,167,687,787
EBP, Participant-Directed | Common stock of Darden Restaurants, Inc. – allocated
Investments:
Total investments	355,988,384	377,810,136
Participant Directed Funds
Investments:
Total investments	1,626,459,782	1,298,241,880
Receivables:
Employer contributions	5,053,019	4,587,241
Accrued dividends and interest	954,845	936,930
Notes receivable from participants	37,666,732	34,597,236
Total receivables	43,674,596	40,121,407
Net assets available for benefits	1,670,134,378	1,338,363,287
Participant Directed Funds | Investments, at fair value
Investments:
Total investments	1,500,799,315	1,165,556,642
Participant Directed Funds | Common stock of Darden Restaurants, Inc. – allocated
Investments:
Total investments	125,660,467	132,685,238
Participant Directed ESOP Funds (Note 7)
Investments:
Total investments	231,739,916	247,256,043
Receivables:
Employer contributions	0	0
Accrued dividends and interest	1,737,864	1,740,818
Notes receivable from participants	0	0
Total receivables	1,737,864	1,740,818
Net assets available for benefits	233,477,780	248,996,861
Participant Directed ESOP Funds (Note 7) | Investments, at fair value
Investments:
Total investments	1,411,999	2,131,145
Participant Directed ESOP Funds (Note 7) | Common stock of Darden Restaurants, Inc. – allocated
Investments:
Total investments	$ 230,327,917	$ 245,124,898